BUSINESS COMBINATION (Details Narrative) - Isramat Ltd [member] $ / shares in Units, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 03, 2022 USD ($) $ / shares shares	Feb. 03, 2022 ILS (₪) shares
IfrsStatementLineItems [Line Items]
Cash transferred			$ 879	₪ 2,800,000
Number of shares issued | shares			109,510	109,510
Par value per share | $ / shares			$ 19.08
Shareholders selling to commitment	$ 1,305
Goodwill recognised as of acquisition date		$ 1,027